UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CINDY MCGHEE
Address: 514 MARKET STREET

         PARKERSBURG, WV 26101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    CINDY MCGHEE  PARKERSBURG, WV    APRIL 08, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Entry Total:         $6,981



List of Other Included Managers:

NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AMERICAN TOWER SYS CORP        COM              029912201     1288   107847 SH       SOLE                   107847
CISCO SYS INC   COMMON         COM              17275R102      257    10643 SH       SOLE                    10643
CISCO SYS INC   COMMON         COM              17275R102       25     1060 SH       DEFINED                  1060
CITIGROUP INC   COMMON         COM              172967101      275     5320 SH       SOLE                     5320
CITIGROUP INC   COMMON         COM              172967101        5      105 SH       DEFINED                   105
EXXON MOBIL CORP               COM              30231G102      336     8029 SH       SOLE                     8029
EXXON MOBIL CORP               COM              30231G102       45     1086 SH       DEFINED                  1086
FNMA    COMMON                 COM              313586109      211     2859 SH       SOLE                     2859
GENERAL ELECTRIC CO    COMMON  COM              369604103      884    28167 SH       SOLE                    28167
GENERAL ELECTRIC CO    COMMON  COM              369604103       18      575 SH       DEFINED                   575
INTEL CORP      COMMON         COM              458140100      189     6849 SH       SOLE                     6849
INTEL CORP      COMMON         COM              458140100       15      550 SH       DEFINED                   550
JOHNSON & JOHNSON      COMMON  COM              478160104      195     3805 SH       SOLE                     3805
JOHNSON & JOHNSON      COMMON  COM              478160104       47      924 SH       DEFINED                   924
MERCK & CO INC      COMMON     COM              589331107      222     4970 SH       SOLE                     4970
MERCK & CO INC      COMMON     COM              589331107        3       75 SH       DEFINED                    75
MICROSOFT CORP       COMMON    COM              594918104      245     9595 SH       SOLE                     9595
MICROSOFT CORP       COMMON    COM              594918104       42     1668 SH       DEFINED                  1668
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      606     5387 SH       SOLE                     5387
S&P MID CAP 400 DEP RECPTS UIT COM              595635103       95      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      187     3415 SH       SOLE                     3415
PEPSICO INC       COMMON       COM              713448108       58     1074 SH       DEFINED                  1074
PROCTER & GAMBLE CO     COMMON COM              742718109      285     2682 SH       SOLE                     2682
PROCTER & GAMBLE CO     COMMON COM              742718109       23      225 SH       DEFINED                   225
UNITED BANKSHARES INC    COMMO COM              909907107     1160    37683 SH       SOLE                    37683
WAL MART STORES INC     COMMON COM              931142103      254     4398 SH       SOLE                     4398
WAL MART STORES INC     COMMON COM              931142103       11      200 SH       DEFINED                   200